Commissions Income	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Commissions Income
32.	COMMISSIONS INCOME

Composition	12/31/2024	12/31/2023	12/31/2022
Performance obligations satisfied at a point in time
Commissions related to obligations	292,974,331	299,793,256	289,486,828
Commissions related to credit cards	175,788,358	172,235,847	168,032,008
Commissions related to insurances	32,070,531	26,591,082	28,658,748
Commissions related to securities value	21,116,874	17,511,970	8,568,308
Commissions related to credits	14,260,264	3,124,914	2,933,146
Commissions related to trading and foreign exchange transactions	16,938,543	11,089,619	10,355,444
Commissions related to financial guarantees granted	5,191,319	1,194,708	70,423
Performance obligations satisfied over certain time period
Commissions related to trading and foreign exchange transactions	3,961,652	1,095,078	400,237
Commissions related to credit cards	2,642,933	2,266,524	2,764,930
Commissions related to loans	154,094	161,472	48,733
Commissions related to obligations	2,015	8,091	10,655

Total	565,100,914	535,072,561	511,329,460